----------------------------
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                                                    ----------------------------
                                                    OMB Number:        3235-0578
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                                                    hours per response     20.00
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              83 General Warren Blvd., Suite 200, Malvern, PA 19355
      ---------------------------------------------------------------------
       (Address of principal executive offices)                (Zip code)

                           Citco Mutual Fund Services
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-207-5175

Date of fiscal year end: 10/31/2004

Date of reporting period: 7/31/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                           SHARES   MARKET VALUE
                                                          --------- ------------
COMMON STOCK - 94.76%
   APPAREL - 2.24%
      Coach, Inc.*                                              975   $   41,720
                                                                      ----------
                                                                          41,720
                                                                      ----------
   BANKS - 4.29%
      Fifth Third Bancorp                                       600       29,616
      Wells Fargo & Co.                                         875       50,234
                                                                      ----------
                                                                          79,850
                                                                      ----------
   BIOTECHNOLOGY - 2.60%
      Amgen, Inc.*                                              850       48,348
                                                                      ----------
                                                                          48,348
                                                                      ----------
   CHEMICALS - 2.23%
      Praxair, Inc.                                           1,050       41,423
                                                                      ----------
                                                                          41,423
                                                                      ----------
   COMPUTER SOFTWARE & SERVICES - 1.81%
      Affiliated Computer Services, Inc.*                       650       33,735
                                                                      ----------
                                                                          33,735
                                                                      ----------
   COMPUTERS - 5.43%
      Dell Computer Corp.*                                    1,000       35,470
      Electronic Arts, Inc.*                                    700       35,091
      International Business Machines Corp.                     350       30,474
                                                                      ----------
                                                                         101,035
                                                                      ----------
   COSMETICS & TOILETRIES - 2.52%
      Procter & Gamble Co.                                      900       46,935
                                                                      ----------
                                                                          46,935
                                                                      ----------
   EDUCATIONAL SERVICES - 2.36%
      Apollo Group, Inc.*                                       525       43,864
                                                                      ----------
                                                                          43,864
                                                                      ----------
   ELECTRONICS & ELECTRICAL COMPONENTS - 1.11%
      Dominion Resources, Inc.                                  325       20,625
                                                                      ----------
                                                                          20,625
                                                                      ----------
   FINANCIAL SERVICES - 10.05%
      Citigroup, Inc.                                         1,075       47,397
      Fannie Mae                                                650       46,124
      MBNA Corp.                                              2,075       51,232
      Merrill Lynch & Co., Inc.                                 850       42,262
                                                                      ----------
                                                                         187,015
                                                                      ----------
   FOOD & BEVERAGES - 10.34%
      Constellation Brands, Inc.*                             1,325       50,191
      Starbucks Corp.*                                          925       43,438
      Sysco Corp.                                             1,550       53,398
      Whole Foods Market, Inc.                                  550       45,276
                                                                      ----------
                                                                         192,303
                                                                      ----------
   HEALTHCARE - SERVICES - 2.58%
      WellPoint Health Networks, Inc.*                          475       48,023
                                                                      ----------
                                                                          48,023
                                                                      ----------
   HEALTHCARE - PRODUCTS - 2.23%
      Varian Medical Systems, Inc.*                             600       41,406
                                                                      ----------
                                                                          41,406
                                                                      ----------
   INSURANCE - 2.66%
      American International Group, Inc.                        700       49,455
                                                                      ----------
                                                                          49,455
                                                                      ----------
   INTERNET SOFTWARE & SERVICES - 2.39%
      Symantec Corp.*                                           950       44,422
                                                                      ----------
                                                                          44,422
                                                                      ----------
   MANUFACTURING - 5.26%
      3M Co.                                                    550       45,298
      Honeywell International, Inc.                           1,400       52,654
                                                                      ----------
                                                                          97,952
                                                                      ----------

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                           SHARES   MARKET VALUE
                                                          --------- ------------
   MEDIA - 2.06%
      Comcast Corp.*                                          1,400       38,360
                                                                      ----------
                                                                          38,360
                                                                      ----------
   OFFICE & BUSINESS EQUIPMENT - 1.49%
      Xerox Corp.*                                            2,000       27,720
                                                                      ----------
                                                                          27,720
                                                                      ----------
   OIL & GAS - 4.68%
      Apache Corp.                                              975       45,367
      Exxon Mobil Corp.                                         900       41,670
                                                                      ----------
                                                                          87,037
                                                                      ----------
   PHARMACEUTICALS - 6.57%
      Forest Laboratories, Inc.*                                750       37,718
      Pfizer, Inc.                                            1,350       43,146
      Teva Pharmaceutical Industries Ltd. ADR - Israel        1,400       41,440
                                                                      ----------
                                                                         122,304
                                                                      ----------
   RETAIL - 4.29%
      Target Corp.                                              975       42,510
      Williams-Sonoma, Inc.*                                  1,150       37,364
                                                                      ----------
                                                                          79,874
                                                                      ----------
   SEMICONDUCTORS - 8.40%
      Analog Devices, Inc.                                      750       29,775
      Intel Corp.                                             1,175       28,647
      Kla-Tencor Corp.*                                         550       22,666
      L-3 Communications Holdings, Inc.                         775       47,391
      Texas Instruments, Inc.                                 1,300       27,729
                                                                      ----------
                                                                         156,207
                                                                      ----------
   TELECOMMUNICATIONS - 4.97%
      Cisco Systems, Inc.*                                    1,025       21,382
      Nextel Communications, Inc.*                              925       21,053
      Vodafone Group PLC                                      2,300       49,979
                                                                      ----------
                                                                          92,414
                                                                      ----------
   TRANSPORTATION SERVICES - 2.20%
      FedEx Corp.                                               500       40,940
                                                                      ----------
                                                                          40,940
                                                                      ----------

   TOTAL COMMON STOCKS (COST $1,519,040)                               1,762,963
                                                                      ----------

TOTAL VALUE OF INVESTMENTS (COST $1,519,040) - 94.76%                  1,762,963

ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 5.24%                        97,550

                                                                      ----------
TOTAL NET ASSETS - 100%                                               $1,860,513
                                                                      ==========

*    Non-income producing security
ADR  American Depository Receipts

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                        SHARES      MARKET VALUE
                                                       --------     ------------
COMMON STOCK - 96.60%
   AEROSPACE & DEFENSE - 2.00%
    Lockheed Martin Corp.                                   100         $  5,299
    Boeing Co.                                              100            5,075
    United Technologies Corp.                               100            9,350
                                                                        --------
                                                                          19,724
                                                                        --------
   AUTO MANUFACTURERS - 3.93%
    General Motors Corp.                                    900           38,826
                                                                        --------
                                                                          38,826
                                                                        --------
   BANKS - 6.63%
    Bank of America Corp.                                   200           17,002
    JPMorgan Chase & Co.                                  1,300           48,529
                                                                        --------
                                                                          65,531
                                                                        --------
   BUILDING MATERIALS - 1.84%
    Masco Corp.                                             600           18,144
                                                                        --------
                                                                          18,144
                                                                        --------
   CHEMICALS - 3.04%
    EI Du Pont de Nemours & Co.                             700           30,009
                                                                        --------
                                                                          30,009
                                                                        --------
   COMPUTERS - 1.70%
    Hewlett-Packard Co.                                     400            8,060
    International Business Machines Corp.                   100            8,707
                                                                        --------
                                                                          16,767
                                                                        --------
   COMPUTER SOFTWARE & SERVICES - 1.73%
    Microsoft Corp.                                         600           17,076
                                                                        --------
                                                                          17,076
                                                                        --------
   CONSUMER PRODUCTS - 4.10%
    Altria Group, Inc.                                      700           33,320
    Fortune Brands, Inc.                                    100            7,218
                                                                        --------
                                                                          40,538
                                                                        --------
   COSMETICS & TOILETRIES - 1.06%
    Procter & Gamble Co.                                    200           10,430
                                                                        --------
                                                                          10,430
                                                                        --------
   DRUGS & HEALTHCARE - 0.08%
    Hospira, Inc.*                                           30              777
                                                                        --------
                                                                             777
                                                                        --------
   FINANCIAL SERVICES - 6.26%
    Countrywide Financial Corp.                             100            7,210
    Citigroup, Inc.                                         900           39,681
    Merrill Lynch & Co., Inc.                               300           14,916
                                                                        --------
                                                                          61,807
                                                                        --------
   FOOD & BEVERAGES - 9.03%
    Anheuser-Busch Cos., Inc.                               500           25,950
    General Mills, Inc.                                     300           13,470
    HJ Heinz Co.                                            500           18,445
    PepsiCo, Inc.                                           100            5,000
    Sara Lee Corp.                                          800           17,568
    Coca-Cola Co.                                           200            8,772
                                                                        --------
                                                                          89,205
                                                                        --------
   INSURANCE - 4.95%
    American International Group, Inc.                      150           10,598
    Berkshire Hathaway, Inc.*                                10           28,940
    Allstate Corp.                                          200            9,416
                                                                        --------
                                                                          48,954
                                                                        --------
   MACHINERY - 1.49%
    Caterpillar, Inc.                                       200           14,698
                                                                        --------
                                                                          14,698
                                                                        --------
   DIVERSIFIED MANUFACTURING - 10.05%
    3M Co.                                                  200           16,472
    General Electric Co.                                  1,700           56,525
    Honeywell International, Inc.                           700           26,327
                                                                        --------
                                                                          99,324
                                                                        --------

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                        SHARES      MARKET VALUE
                                                       --------     ------------
   MEDIA - 1.40%
    Walt Disney Co.                                         600           13,854
                                                                        --------
                                                                          13,854
                                                                        --------
   MEDICAL PRODUCTS - 4.19%
    Bristol-Myers Squibb Co.                                600           13,740
    Johnson & Johnson                                       500           27,635
                                                                        --------
                                                                          41,375
                                                                        --------
   METAL FABRICATE & HARDWARE - 1.62%
    Alcoa, Inc.                                             500           16,015
                                                                        --------
                                                                          16,015
                                                                        --------
   OIL & GAS - 7.64%
    Burlington Resources, Inc.                              400           15,268
    Exxon Mobil Corp.                                     1,300           60,190
                                                                        --------
                                                                          75,458
                                                                        --------
   PHARMACEUTICALS - 8.82%
    Abbott Laboratories                                     300           11,805
    GlaxoSmithkline PLC                                     300           12,285
    Medco Health Solutions, Inc.*                            24              727
    Merck & Co, Inc.                                        700           31,745
    Pfizer, Inc.                                            600           19,176
    Schering-Plough Corp.                                   600           11,676
                                                                        --------
                                                                          87,414
                                                                        --------
   RETAIL - 4.76%
    Home Depot, Inc.                                        700           23,604
    McDonald's Corp.                                        200            5,500
    Sears Roebuck & Co.                                     200            7,336
    Wal-Mart Stores, Inc.                                   200           10,602
                                                                        --------
                                                                          47,042
                                                                        --------
   SAVINGS & LOANS - 1.18%
    Washington Mutual, Inc.                                 300           11,640
                                                                        --------
                                                                          11,640
                                                                        --------
   SEMICONDUCTORS - 1.73%
    Intel Corp.                                             700           17,066
                                                                        --------
                                                                          17,066
                                                                        --------
   TELECOMMUNICATIONS - 6.43%
    AT&T Corp.                                              500            7,550
    SBC Communications, Inc.                              1,600           40,544
    Verizon Communications, Inc.                            400           15,416
                                                                        --------
                                                                          63,510
                                                                        --------
   UTILITIES - 0.94%
    PPL Corp.                                               200            9,270
                                                                        --------
                                                                           9,270
                                                                        --------

   TOTAL COMMON STOCKS (COST $918,833)                                  $954,454
                                                                        --------


TOTAL VALUE OF INVESTMENTS (COST $918,833) - 96.60%                      954,454

ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 3.40%                        33,618

                                                                        --------
TOTAL NET ASSETS - 100%                                                 $988,071
                                                                        ========

* Non-income producing security

    The accompanying notes are an intergral part of the financial statements.

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                                                SHARES     PRINCIPAL
                                                                               --------   ----------
AGENCY OBLIGATIONS - 17.01%
   FEDERAL HOME LOAN MORTGAGE CORP. - 10.83%
    Freddie Mac, 3.50% due 1/30/2018                                            100,000      100,440
    Freddie Mac, 4.25% due 3/15/2031                                             84,269       82,723
    Freddie Mac, 4.5% due 2/15/2020                                              70,160       70,247
                                                                                          ----------
                                                                                             253,410
                                                                                          ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.18%
    GNMA 2004-42JC, 5.50% due 6/20/2034                                         144,616      144,571
                                                                                          ----------
                                                                                             144,571
                                                                                          ----------

   TOTAL AGENCY OBLIGATIONS (COST $399,860)                                                  397,981
                                                                                          ----------

MUNICIPAL BONDS - 60.01%
   DELEWARE - 5.37%
    DelewareRiver Port Authority, 7.46% due1/1/2011                             110,000      125,645
                                                                                          ----------
                                                                                             125,645
                                                                                          ----------
   FLORIDA - 4.75%
    Broward County Florida, 8.01% due 9/1/2017                                  100,000      111,172
                                                                                          ----------
                                                                                             111,172
                                                                                          ----------
   ILLINIOS - 4.27%
    Illinois Student Assistance Commission, VRN due 9/1/2036                    100,000      100,000
                                                                                          ----------
                                                                                             100,000
                                                                                          ----------
   MISSOURI - 4.27%
    Missouri Higher Education Loan Authority, VRN due 9/1/2043                  100,000      100,000
                                                                                          ----------
                                                                                             100,000
                                                                                          ----------
   NEW YORK - 4.27%
    New York State Urban Development Corp., 2.08% due 12/15/2004                100,000      100,063
                                                                                          ----------
                                                                                             100,063
                                                                                          ----------
   PENNSYLVANIA - 21.74%
    City of Allentown Pennsylvania, 3.41% due 10/01/2009                        100,000       95,516
    City of Wilkes-Barre Pennsylvania, 6.6% due 3/01/2014                       100,000      107,611
    Philadelphia Authority For Industrial Development, 6.35% due 4/15/2028      100,000      105,958
    Philadelphia Authority For Industrial Development, VRN due 7/1/2010         100,000      100,000
    Pennsylvania Higher Education Assistance Agency, VRN due 10/1/2042          100,000      100,000
                                                                                          ----------
                                                                                             509,085
                                                                                          ----------
   TEXAS - 10.15%
    State of Texas, 7.25% due 12/01/2027                                        100,000      108,018
    Texas Technical University Revenues, 5.00% due 8/15/2006                    125,000      129,638
                                                                                          ----------
                                                                                             237,656
                                                                                          ----------
   VIRGINIA - 5.19%
    Virginia Housing Development Authority, 6.02% due 1/1/2028                  125,000      121,448
                                                                                          ----------
                                                                                             121,448
                                                                                          ----------

   TOTAL MUNICIPAL BONDS (COST $1,424,444)                                                 1,405,068
                                                                                          ----------

PREFERRED STOCK - 19.33%
   MUNICIPAL PREFERRED - 19.33%
    County of San Diego, 6.125% due 8/15/2032                                    10,000      252,400
    Philadelphia Authority For Industrial Development, 6.55% due 10/15/2028       8,000      200,000
                                                                                          ----------
                                                                                             452,400
                                                                                          ----------

   TOTAL PREFERRED STOCK (COST $438,685)                                                     452,400
                                                                                          ----------

TOTAL VALUE OF INVESTMENTS (COST $2,262,989) - 96.35%                                      2,255,449

ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 3.65%                                            85,354

                                                                                          ----------
TOTAL NET ASSETS - 100%                                                                   $2,340,803
                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

                                                                                 SHARES  MARKET VALUE
                                                                                 ------  ------------
COMMON STOCK - 63.31%
   AEROSPACE & DEFENSE - 1.42%
    Lockheed Martin Corp.                                                           300   $   15,897
                                                                                          ----------
                                                                                              15,897
                                                                                          ----------
   BANKS - 0.76%
    Bank of America Corp.                                                           100        8,501
    Washington Mutual, Inc.**                                                       300           33
                                                                                          ----------
                                                                                               8,534
                                                                                          ----------
   BIOTECHNOLOGY - 1.52%
    Amgen, Inc.*                                                                    300       17,064
                                                                                          ----------
                                                                                              17,064
                                                                                          ----------
   CHEMICALS - 0.70%
    Praxair, Inc.                                                                   200        7,890
                                                                                          ----------
                                                                                               7,890
                                                                                          ----------
   COMPUTER SOFTWARE & SERVICES - 0.94%
    Oracle Corp.*                                                                 1,000       10,510
                                                                                          ----------
                                                                                              10,510
                                                                                          ----------
   COMPUTERS - 3.64%
    Hewlett-Packard Co.                                                             600       12,090
    International Business Machines Corp.                                           200       17,414
    Unisys Corp.*                                                                 1,100       11,264
                                                                                          ----------
                                                                                              40,768
                                                                                          ----------
   CONTAINERS - PAPER & PLASTIC - 1.00%
    Smurfit-Stone Container Corp.                                                   600       11,166
                                                                                          ----------
                                                                                              11,166
                                                                                          ----------
   COSMETICS & TOILETRIES - 0.57%
    Kimberly-Clark Corp.                                                            100        6,407
                                                                                          ----------
                                                                                               6,407
                                                                                          ----------
   ELECTRONICS & ELECTRICAL COMPONENTS - 1.63%
    Emerson Electric Co.                                                            300       18,210
                                                                                          ----------
                                                                                              18,210
                                                                                          ----------
   ENTERTAINMENT & LEISURE - 1.20%
    Vaicom, Inc.                                                                    400       13,436
                                                                                          ----------
                                                                                              13,436
                                                                                          ----------
   FINANCIAL SERVICES - 4.80%
    Citigroup, Inc.                                                                 400       17,636
    Goldman Sachs Group, Inc.                                                       100        8,819
    MBNA Corp.                                                                      300        7,407
    Merrill Lynch & Co., Inc.                                                       400       19,888
                                                                                          ----------
                                                                                              53,750
                                                                                          ----------
   FOOD & BEVERAGES - 2.08%
    H.J. Heinz Co.                                                                  300       11,067
    Kraft Foods, Inc.                                                               400       12,220
                                                                                          ----------
                                                                                              23,287
                                                                                          ----------
   FOREST PRODUCTS & PAPER - 2.98%
    Boise Cascade Corp.                                                             400       12,900
    Bowater, Inc.                                                                   200        7,460
    International Paper Co.                                                         300       12,969
                                                                                          ----------
                                                                                              33,329
                                                                                          ----------
   HEALTHCARE - PRODUCTS - 1.33%
    Medtronic, Inc.                                                                 300       14,901
                                                                                          ----------
                                                                                              14,901
                                                                                          ----------
   INSURANCE - 5.08%
    Allstate Corp.                                                                  300       21,195
    American International Group, Inc.                                              100        5,231
    PartnerRe Ltd.                                                                  310       11,492
    St. Paul Travelers Co., Inc.                                                    200        9,416
    UnumProvident Corp.                                                             600        9,570
                                                                                          ----------
                                                                                              56,904
                                                                                          ----------

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

                                                                                 SHARES  MARKET VALUE
                                                                                 ------  ------------
   DIVERSIFIED MANUFACTURING - 5.14%
    General Electric Co.                                                            700       23,275
    Honeywell International, Inc.                                                   400       15,044
    Ingersoll-Rand Co.                                                              100        6,869
    Tyco International Ltd.                                                         400       12,400
                                                                                          ----------
                                                                                              57,588
                                                                                          ----------
   MEDIA - 3.43%
    Comcast Corp.*                                                                  600       16,440
    Dow Jones & Co., Inc.                                                           300       12,714
    Walt Disney Co.                                                                 400        9,236
                                                                                          ----------
                                                                                              38,390
                                                                                          ----------
   MEDICAL PRODUCTS - 1.02%
    Bristol-Myers Squibb Co.                                                        500       11,450
                                                                                          ----------
                                                                                              11,450
                                                                                          ----------
   METAL FABRICATE & HARDWARE - 0.86%
    Alcoa, Inc.                                                                     300        9,609
                                                                                          ----------
                                                                                               9,609
                                                                                          ----------
   OIL & GAS - 7.27%
    Anadarko Petroleum Corp.                                                        200       11,958
    BP PLC                                                                          200       11,272
    Diamond Offshore Drilling                                                       300        7,332
    Marathon Oil Corp.                                                              300       11,301
    Occidental Petroleum Corp.                                                      200        9,854
    Transocean, Inc.                                                                500       14,200
    Unocal Corp.                                                                    400       15,504
                                                                                          ----------
                                                                                              81,421
                                                                                          ----------
   PHARMACEUTICALS - 3.75%
    Abbott Laboratories                                                             300       11,805
    Merck & Co., Inc.                                                               300       13,605
    Pfizer, Inc.                                                                    520       16,619
                                                                                          ----------
                                                                                              42,029
                                                                                          ----------
   RETAIL - 1.21%
    Dollar General Corp.                                                            700       13,510
                                                                                          ----------
                                                                                              13,510
                                                                                          ----------
   SEMICONDUCTORS - 3.75%
    Analog Devices, Inc.                                                            300       11,910
    Intel corp                                                                      200        4,876
    Micron Technology, Inc.*                                                        600        8,118
    Teradyne, Inc.*                                                                 500        8,550
    Texas Instruments, Inc.                                                         400        8,532
                                                                                          ----------
                                                                                              41,986
                                                                                          ----------
   TELECOMMUNICATIONS - 6.75%
    Alltel Corp.                                                                    300       15,600
    Cisco Systems, Inc.*                                                            700       14,602
    Motorola, Inc.                                                                  800       12,744
    Nokia OYJ                                                                       700        8,134
    SBC Communications, Inc.                                                        500       12,670
    Verizon Communications, Inc.                                                    300       11,562
                                                                                          ----------
                                                                                              75,312
                                                                                          ----------
   TRANSPORTATION - 0.48%
    Norfolk Southern Corp.                                                          200        5,338
                                                                                          ----------
                                                                                               5,338
                                                                                          ----------

   TOTAL COMMON STOCKS (COST $681,740)                                                       708,686
                                                                                          ----------

CORPORATE BONDS - 21.99%
   AEROSPACE & DEFENSE - 0.53%
    Lockheed Martin Corp., 8.20% due 12/1/2009                                    5,000   $    5,882
                                                                                          ----------
                                                                                               5,882
                                                                                          ----------

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

                                                                                 SHARES  MARKET VALUE
                                                                                 ------  ------------
   BANKS - 2.38%
    Corp Andina de Fomento CAF, 6.875% due 3/15/2012                              5,000        5,479
    Bank of America Corp., 6.25% due 4/15/2012                                    5,000        5,395
    Compass Bank, 2.80% due 8/19/2009                                             5,000        4,850
    Sovereign Bancorp, Inc., 10.50% due 11/15/2006                                5,000        5,719
    Wells Fargo & Co., 5.125% due 2/15/2007                                       5,000        5,219
                                                                                          ----------
                                                                                              26,662
                                                                                          ----------
   CHEMICALS - 0.44%
    E.I. Du Pont de Nemours & Co., 4.875% due 4/30/2014                           5,000        4,929
                                                                                          ----------
                                                                                               4,929
                                                                                          ----------
   COMPUTERS - 0.44%
    Hewlett-Packard Co., 3.625% due 3/15/2008                                     5,000        4,967
                                                                                          ----------
                                                                                               4,967
                                                                                          ----------
   COMPUTER HARDWARE - 0.57%
    International Business Machines Corp., 8.375% due 11/1/2019                   5,000        6,358
                                                                                          ----------
                                                                                               6,358
                                                                                          ----------
   ELECTRIC - 0.94%
    Duke Energy Corp., 5.30% 10/1/2015                                            5,000        4,952
    SCANA Corp., 6.875% 5/15/2011                                                 5,000        5,571
                                                                                          ----------
                                                                                              10,522
                                                                                          ----------
   ELECTRICAL SERVICES - 0.46%
    American Electric Power Co., Inc., 5.375% due 3/15/2010                       5,000        5,157
                                                                                          ----------
                                                                                               5,157
                                                                                          ----------
   ENERGY - ALTERNATE SOURCES - 0.46%
    FirstEnergy Corp., 5.50% due 11/15/2006                                       5,000        5,204
                                                                                          ----------
                                                                                               5,204
                                                                                          ----------
   ENTERTAINMENT & LEISURE - 0.48%
    Walt disney Co., 6.375% due 3/1/2012                                          5,000        5,396
                                                                                          ----------
                                                                                               5,396
                                                                                          ----------
   FINANCIAL SERVICES - 6.86%
    General Motors Acceptance Corp., 6.125% due 9/15/2006                         5,000        5,214
    Bayerische Landesbank/New York, 2.60% due 10/16/2006                          5,000        4,947
    Capital One Bank, 6.875% due 2/1/2006                                         3,000        3,164
    Citigroup, Inc., 7.25% due 10/1/2010                                          5,000        5,683
    Core Investment Grade Bond Trust, 4.727% due 11/30/2007                      10,000       10,263
    Ford Motor Credit Co., 5.625% due 10/1/2008                                   5,000        5,089
    FPL Group Capital, Inc., 7.625% due 9/15/2006                                 5,000        5,449
    GATX Financial Corp., 6.273% due 6/15/2011                                    5,000        5,381
    Household Finance Corp., 6.75% due 5/15/2011                                  5,000        5,508
    International Lease Finance Corp., 5.625% due 6/1/2007                        5,000        5,257
    JPMorgan Chase & Co., 4.00% due 2/1/2008                                      2,000        2,006
    Lehman Brothers Holdings, Inc., 8.25% due 6/15/2007                           5,000        5,634
    Merrill Lynch & Co., Inc., 4.75% due 11/20/2009                               5,000        5,086
    Morgan Stanley, 6.60% due 4/1/2012                                            3,000        3,258
    SLM Corp., 5.00% due 10/1/2013                                                5,000        4,872
                                                                                          ----------
                                                                                              76,812
                                                                                          ----------
   FOOD & BEVERAGES - 0.48%
    Kraft Foods, Inc., 6.25% due 6/1/2012                                         5,000        5,337
                                                                                          ----------
                                                                                               5,337
                                                                                          ----------
   HEALTHCARE - SERVICES - 0.94%
    HCA, Inc., 7.125% due 6/1/2006                                               10,000       10,568
                                                                                          ----------
                                                                                              10,568
                                                                                          ----------
   MANUFACTURING - 0.47%
    Tyco International Group SA, 6.375% due 2/15/2006                             5,000        5,248
                                                                                          ----------
                                                                                               5,248
                                                                                          ----------
   OIL & GAS - 1.40%
    Conoco Funding Co., 5.45% due 10/15/2006                                     10,000       10,482
    Pemex Project Funding Master Trust, 6.125% due 8/15/2008                      5,000        5,175
                                                                                          ----------
                                                                                              15,657
                                                                                          ----------

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

                                                                                 SHARES  MARKET VALUE
                                                                                 ------  ------------
   PAPER PRODUCTS - 0.93%
    Abitibi-Consolidated, Inc., 6.95% due 12/15/2006                              5,000        5,169
    Georgia-Pacific Corp., 7.50% due 5/15/2006                                    5,000        5,288
                                                                                          ----------
                                                                                              10,456
                                                                                          ----------
   SPECIAL PURPOSE - 0.48%
    AIG SunAmerica Global Financing, 6.30% due 5/10/2011                          5,000        5,422
                                                                                          ----------
                                                                                               5,422
                                                                                          ----------
   TELECOMMUNICATIONS - 3.28%
    Time Warner, Inc., 6.75% due 4/15/2011                                        5,000        5,437
    Comcast Cable Communications, 6.75% due 1/30/2011                             5,000        5,446
    Deutsche Telekom International Finance, 8.50% due 6/15/2010                   3,000        3,538
    Sprint Capital Corp., 7.125% due 1/30/2006                                    6,000        6,346
    Verizon Global Funding Corp., 7.375% due 9/1/2012                             5,000        5,693
    Verizon Wireless Capital Corp., 1.81% due 5/23/2005                          10,000        9,995
                                                                                          ----------
                                                                                              36,456
                                                                                          ----------
   TRANSPORTATION - 0.45%
    CSX Corp., 4.875% due 11/1/2009                                               5,000        5,052
                                                                                          ----------
                                                                                               5,052
                                                                                          ----------

   TOTAL CORPORATE BONDS (COST $246,188)                                                     246,086
                                                                                          ----------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 21.10%
   FEDERAL HOME LOAN MORTGAGE CORP. - 0.44%
    Freddie Mac (Gold) Pool, 4.00% due 5/1/2009                                   4,925   $    4,934
                                                                                          ----------
                                                                                               4,934
                                                                                          ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.46%
    Fannie Mae, 4.75% due 1/2/2007                                                5,000        5,173
                                                                                          ----------
                                                                                               5,173
                                                                                          ----------
   UNITED STATES TREASURY NOTES - 8.96%
    United States Treasury Note/Bond, 3.875% due 2/15/2013                       20,000       19,327
    United States Treasury Note/Bond, 1.25% due 5/31/2005                        25,000       24,857
    United States Treasury Note/Bond, 2.125% due 10/31/2004                      45,000       45,072
    United States Treasury Note/Bond, 5.75% due 8/15/2010                        10,000       10,966
                                                                                          ----------
                                                                                             100,223
                                                                                          ----------
   GOVERNMENT SECURITY - 2.24%
    Federal Home Loan Bank System, 2.50% due 12/15/2005                          10,000        9,991
    Freddie Mac, 2.875% due 9/15/2005                                            15,000       15,080
                                                                                          ----------
                                                                                              25,071
                                                                                          ----------

   TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (COST $136,839)                     135,400
                                                                                          ----------


TOTAL VALUE OF INVESTMENTS (COST $1,064,767) - 97.40%                                      1,090,172

ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 2.60%                                            29,140

                                                                                          ----------
TOTAL NET ASSETS - 100%                                                                   $1,119,312
                                                                                          ==========

*   Non-Incoming producing security
**  Warrants: Non-income producing security
ADR American Depository Receipt
GDR Global Depository Receipts

    The accompanying notes are an integral part of the financial statements.

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                           SHARES   MARKET VALUE
                                                          --------  ------------

COMMON STOCK - 86.92%
   UGROUPED SECURITIES - 4.16%
    SPDR Trust Series 1                                      2,500   $  277,025
                                                                     ----------
                                                                        277,025
                                                                     ----------
   APPAREL - 2.94%
    Coach, Inc.*                                             2,200       94,138
    Nike, Inc.                                               1,400      101,794
                                                                     ----------
                                                                        195,932
                                                                     ----------
   AUTO MANUFACTURERS - 0.78%
    General Motors Corp.                                     1,200       51,768
                                                                     ----------
                                                                         51,768
                                                                     ----------
   AUTO PARTS & EQUIPMENT - 2.54%
    Johnson Controls, Inc.                                   3,000      169,350
                                                                     ----------
                                                                        169,350
                                                                     ----------
   BANKS - 1.80%
    Wachovia Corp.                                           2,700      119,637
                                                                     ----------
                                                                        119,637
                                                                     ----------
   COMPUTER SOFTWARE & SERVICES - 1.09%
    Storage Technology Corp.*                                2,900       72,355
                                                                     ----------
                                                                         72,355
                                                                     ----------
   CONSUMER PRODUCTS - 1.52%
    Fortune Brands, Inc.                                     1,400      101,052
                                                                     ----------
                                                                        101,052
                                                                     ----------
   CONTAINERS - PAPER & PLASTIC - 1.73%
    Ball Corp.                                               1,600      115,488
                                                                     ----------
                                                                        115,488
                                                                     ----------
   COSMETICS & TOILETRIES - 5.01%
    Alberto-Culver Co.                                       2,250      104,895
    Procter & Gamble Co.                                     2,000      104,300
    The Gillette Co.                                         3,200      124,736
                                                                     ----------
                                                                        333,931
                                                                     ----------
   DIVERSIFIED MANUFACTURING - 3.28%
    Eaton Corp.                                              1,700      109,888
    Illinois Tool Works, Inc.                                1,200      108,624
                                                                     ----------
                                                                        218,512
                                                                     ----------

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                           SHARES   MARKET VALUE
                                                          --------  ------------

   FINANCIAL SERVICES - 5.99%
    AMBAC Financial Group, Inc.                              1,300       92,443
    Bear Stearns Cos., Inc.                                  1,400      116,788
    Capital One Financial Corp.                              1,600      110,912
    Doral Financial Corp.                                    2,000       78,500
                                                                     ----------
                                                                        398,643
                                                                     ----------
   FOREST PRODUCTS & PAPER - 3.68%
    Georgia-Pacific Corp.                                    3,700      124,320
    Louisiana-Pacific Corp.                                  5,100      120,768
                                                                     ----------
                                                                        245,088
                                                                     ----------
   HEALTHCARE-SERVICES - 7.83%
    Anthem, Inc.*                                            1,500      123,705
    Coventry Health Care, Inc.*                              3,000      153,330
    Davita, Inc.*                                            3,900      118,443
    UnitedHealth Group, Inc.                                 2,000      125,800
                                                                     ----------
                                                                        521,278
                                                                     ----------
   HOME BUILDERS - 2.89%
    DR Horton, Inc.                                          3,725      102,922
    KB Home                                                  1,400       89,670
                                                                     ----------
                                                                        192,592
                                                                     ----------
   INSURANCE - 3.77%
    Aflac, Inc.                                              2,500       99,100
    Progressive Corp.                                          600       45,972
    RenaissanceRe Holdings Ltd.                              2,000      106,000
                                                                     ----------
                                                                        251,072
                                                                     ----------
   INTERNET SOFTWARE & SERVICES - 3.26%
    eBay, Inc.*                                              1,400      109,662
    Symantec Corp.*                                          2,300      107,548
                                                                     ----------
                                                                        217,210
                                                                     ----------
   IRON & STEEL PRODUCTION - 2.51%
    Nucor Corp.                                              2,000      167,300
                                                                     ----------
                                                                        167,300
                                                                     ----------
   MACHINERY - 1.41%
    Deere & Co.                                              1,500       94,215
                                                                     ----------
                                                                         94,215
                                                                     ----------
   METAL FABRICATE & HARDWARE - 1.81%
    Phelps Dodge Corp.                                       1,550      120,807
                                                                     ----------
                                                                        120,807
                                                                     ----------
   OIL & GAS - 10.48%
    Chevron Texaco Corp.                                     1,900      181,735
    ConocoPhillips                                           2,300      181,171
    Exxon Mobil Corp.                                        3,700      171,310
    Occidental Petroleum Corp.                               3,300      162,591
                                                                     ----------
                                                                        696,807
                                                                     ----------
   RETAIL - 4.97%
    Federated Department Stores                              2,350      112,612
    Nordstrom, Inc.                                          2,800      122,920
    Urban Outfitters, Inc.*                                  3,200       95,168
                                                                     ----------
                                                                        330,700
                                                                     ----------
   SEMICONDUCTORS - 1.29%
    National Semiconductor Corp.*                            5,000       85,750
                                                                     ----------
                                                                         85,750
                                                                     ----------

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004                                         THE PENN STREET FUND, INC.
--------------------------------------------------------------------------------

                                                           SHARES   MARKET VALUE
                                                          --------  ------------

   TELECOMMUNICATIONS - 2.84%
    Motorola, Inc.                                           3,100       49,383
    Plantronics, Inc.                                        1,200       46,416
    Qualcomm, Inc.                                           1,350       93,258
                                                                     ----------
                                                                        189,057
                                                                     ----------
   TOOLS - 2.62%
    Black & Decker Corp.                                     2,500      174,775
                                                                     ----------
                                                                        174,775
                                                                     ----------
   TRANSPORTATION SERVICES - 4.52%
    FedEx Corp.                                              1,800      147,384
    JB Hunt Transport Services, Inc.                         4,000      153,640
                                                                     ----------
                                                                        301,024
                                                                     ----------
   UTILITIES - 2.20%
    SCANA Corp.                                              4,000      146,480
                                                                     ----------
                                                                        146,480
                                                                     ----------

   TOTAL COMMON STOCK (COST $4,976,524)                               5,787,848
                                                                     ----------


TOTAL VALUE OF INVESTMENTS (COST $4,976,524) - 86.92%                 5,787,848
                                                                     ----------

ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 13.08%                     871,252

                                                                     ----------
TOTAL NET ASSETS - 100%                                              $6,659,100
                                                                     ==========

* Non-Incoming producing security

    The accompanying notes are an integral part of the financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Fund, Inc.

By       /s/ G. Michael Mara
         -------------------
         G. Michael Mara, President

Date     9-20-2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ G. Michael Mara
         -------------------
         G. Michael Mara, President

Date     9-20-2004

By       /s/ Paul Giorgio
         ----------------
         Paul Giorgio, Treasurer

Date     9-20-2004